Long-term Investments - Cost Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term Investments
New investments	$ 168,283	$ 775,637	$ 428,790
Cost Method
Long-term Investments
New investments	$ 132,079	331,949	317,817
Aggregated gains on disposal of cost method investments		159,500
Proceeds from disposal of the cost method investments		183,100
Cost Method | Didi and Kuaidi Taxi
Long-term Investments
New investments			142,000
Cost Method | Another private company
Long-term Investments
New investments		$ 120,000	$ 70,000